SUBSEQUENT EVENTS - Convertible note agreement issuances (Details)	1 Months Ended	3 Months Ended		9 Months Ended
	Jul. 31, 2025 USD ($) D $ / shares	Jun. 30, 2025 USD ($) item agreement Lender $ / shares	Mar. 31, 2025 USD ($) Lender $ / shares	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 $ / shares
SUBSEQUENT EVENTS
Proceeds from the issuance of convertible notes | $				$ 5,456,000	$ 740,000
Debt instrument convertible conversion price						$ 1
Subsequent events | Q1 2025 Convertible Notes
SUBSEQUENT EVENTS
Proceeds from the issuance of convertible notes | $			$ 2,530,000
Number of lenders | Lender			11
Interest rate (in percent)			20.00%
Maturity Date (from issuance date)			40 days
Convertible debt amount | $			$ 500,000
Subsequent events | Q1 2025 Convertible Notes | Minimum
SUBSEQUENT EVENTS
Optional conversion period			30 days
Debt instrument convertible conversion price			$ 1
Subsequent events | Q1 2025 Convertible Notes | Maximum
SUBSEQUENT EVENTS
Optional conversion period			90 days
Debt instrument convertible conversion price			$ 1.15
Subsequent events | Q2 2025 Convertible Notes
SUBSEQUENT EVENTS
Number of note exchange agreements | agreement		6
Proceeds from the issuance of convertible notes | $		$ 1,026,000
Number of lenders | Lender		6
Interest rate (in percent)		20.00%
Maturity Date (from issuance date)		210 days
Debt instrument convertible conversion price		$ 0.25
Denominator for calculation conversion price		90.00%
Number of trading volume days prior to requesting an Advance (in days) | item		3
Subsequent events | Q2 2025 Convertible Notes | Minimum
SUBSEQUENT EVENTS
Optional conversion period		30 days
Debt instrument convertible conversion price		$ 0.6
Subsequent events | Q2 2025 Convertible Notes | Maximum
SUBSEQUENT EVENTS
Optional conversion period		180 days
Debt instrument convertible conversion price		$ 1.15
Subsequent events | Q3 2025 Convertible Notes
SUBSEQUENT EVENTS
Proceeds from the issuance of convertible notes | $	$ 500,000
Interest rate (in percent)	20.00%
Maturity Date (from issuance date)	210 days
Debt instrument convertible conversion price	$ 0.25
Denominator for calculation conversion price	90.00%
Number of trading volume days prior to requesting an Advance (in days) | D	3